Average Annual Total Returns - Institutional - Vanguard Short-Term Treasury Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.15%	1.87%	1.26%	2.47%	1.22%	0.82%	1.91%	1.15%	0.78%	3.16%	1.91%	1.31%	3.16%	1.92%	1.32%	7.75%	4.53%	3.89%